UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2014

Date of reporting period:  September 30, 2013

Item 1. Report to Stockholders.

Great Lakes Bond Fund
Investor Class Shares – GLBDX
Institutional Class Shares – GLBNX

Great Lakes Disciplined Equity Fund
Investor Class Shares – GLDEX
Institutional Class Shares – GLDNX

Great Lakes Large Cap Value Fund
Investor Class Shares – GLLVX
Institutional Class Shares – GLLIX

Great Lakes Small Cap Opportunity Fund
Investor Class Shares – GLSCX
Institutional Class Shares – GLSIX

Semi-Annual Report

September 30, 2013

1-855-278-2020
www.glafunds.com

Distributed by Quasar Distributors, LLC
Member FINRA

Great Lakes Bond Fund

November 12, 2013

Dear Shareholders:

In the six months ended September 30th of 2013, your Great Lakes Bond Fund returned the following:

Total Returns

Share Class	6 Months ended 09/30/13
Investor Class no load	-1.70%
Investor Class with load	-5.40%
Institutional Class	-2.23%
Barclays Aggregate Bond Index	-1.77%

A change in the market’s expectations for the Fed’s quantitative easing policies, specifically the possibility of the tapering of monthly purchases, rocked the bond market in early May as investors ran for the exits en masse.  Retail investors led the way with relentless redemptions of fixed income mutual funds and ETFs.  Within the May-June period, the ten-year Treasury yield rose over 100 basis points, and bond market performance was correspondingly poor.  The other major influence on financial markets over the past six months was the gridlock in Washington DC, as an impasse with regards to the government’s budget and debt ceiling led to a shutdown of non-essential government services.

The high yield sleeve of the Bond Fund was the only sleeve to achieve positive performance over the period, as the high yield market benefitted from investor’s reach for yield, strong corporate fundamentals and low default rates.  The best performing high yield credits within the Fund included Harrahs and Cascades.  The performance of investment-grade credits was more mixed, as many highly liquid names were logical sell candidates to fund mutual fund and ETF redemptions.  However, Verizon was a very positive contributor to performance, as it was the largest single debt issuance ever by a corporate issuer and was met by heavy demand.

Negative influences on Fund performance included our mortgage-backed security allocation.  The mortgage sector suffered from the change in expectation surrounding the Fed’s quantitative easing, as a tapering of the Fed’s monthly purchases would mean less support for the mortgage market.  In addition, the violent move higher in interest rates caused mortgage securities to extend significantly, with the total effect being sub-par performance for the sleeve.  The municipal sector was also hit hard due to the heavy retail selling in the market in the period.  A New York State Mortgage Agency holding, as well as a Puerto Rico Power Authority bond, were the most extreme laggards in the Fund.

Looking ahead, the Fed remains front and center for financial markets.  We believe bond market investors will continue to react positively to all types of monetary accommodation and negatively to any kind of retraction.  And, as Fed policy remains tied to employment and economic progress, interest rates are likely to remain somewhat range-bound in the near-term as the economy struggles to gain solid footing.  However, we feel the trend is likely higher for rates over longer-term timeframes.  Furthermore, in a low rate, low return environment, investors may continue to reach for yield in the riskier sectors of the bond market.  Finally, we believe liquidity is likely to remain situational, as the market is prone to bouts of volatility and as broker inventories continue to shrink.

Given the above outlook for interest rates, the Fund’s duration was moved to below market vs. the Barclays Aggregate Bond Index at the end of September, 4.69 years and 5.52 years, respectively.  And, as the bond market’s riskier spread sectors remain appealing to investors as well as sensible from a valuation standpoint, the Fund’s allocations to high yield and municipal securities were increased recently as well.  Together, these actions have created a profile for the Fund that reflects a roughly 100 basis point yield-to-maturity advantage at the end of September while carrying almost one year less interest rate risk relative to the Barclays Aggregate Index.  And finally, in response to a difficult trading environment, positions will be added opportunistically with add-ons of odd-lots to existing positions as a viable way of handling inflows.

Sincerely,

Stephen W. Rost
Senior Portfolio Manager
Fund Shareholder

Great Lakes Bond Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2013

	1-Year	Since Inception(1)
Institutional Class	(0.93)%	(0.93)%
Investor Class (without sales load)	(1.00)%	(0.99)%
Investor Class (with sales load)(2)	(4.71)%	(4.69)%
Barclays Aggregate Bond Index(3)	(1.68)%	(1.67)%

(1)	Inception date of each class was September 28, 2012.
(2)	Return reflects a sales load of 3.75%.
(3)	The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type.

Great Lakes Bond Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2013(1)
(% of Net Assets)

Top 10 Holdings (Unaudited)
September 30, 2013(1)(2)
(% of net assets)

Burke County, Georgia Development Authority, 5.750%, 10/01/2032	1.6%
U.S. Treasury Note, 2.250%, 01/31/2015	1.6%
U.S. Treasury Note, 1.750%, 07/31/2015	1.6%
U.S. Treasury Note, 2.625%, 06/30/2014	1.6%
iShares Barclays CMBS Bond Fund	1.6%
iShares iBoxx Investment Grade Corporate Bond Fund	1.5%
iShares National AMT-Free Muni Bond Fund	1.5%
Federal Home Loan Mortgage Association, 4.000%, 11/15/2032	1.4%
Massachusetts Housing Finance Agency, 4.850%, 06/01/2040	1.1%
Georgia Housing & Finance Authority, 3.400%, 06/01/2028	0.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.
(2)	First American Government Obligations Fund is excluded from the Top Ten Holdings.

Great Lakes Disciplined Equity Fund

November 12, 2013

Dear Shareholders:

In the six months ended September 30th of 2013, your Great Lakes Disciplined Equity Fund returned the following:

Total Returns

Share Class	6 Months ended 09/30/13
Investor Class no load	10.27%
Investor Class with load	4.76%
Institutional Class	10.44%
S&P 500 Index	8.31%

Market Overview

US Equities

Investors had a bit of a roller coaster ride during the third quarter, with the S&P rallying 6% out of the gates, followed by a 5% decline ahead of the speculated decline in Quantitative Easing (QE) stimulus, to a 6% rally when we learned the Fed continued its pace of purchasing. As we roll into the final quarter of what has been a great year for the US equity market, investors may deal with volatility driven by the debt ceiling impasse in Washington – an all-too-familiar refrain these past few years!  On to a review of Q3….

All major US indices advanced during the third quarter, and as is typically the case when investors are demonstrating a healthy appetite for risk, returns increased as we look down the capitalization spectrum. The mega-cap S&P 100 advanced 4.42% during Q3, yet was the worst performer.  The S&P 500 Index advanced 5.24%, the Russell MidCap Index climbed 7.70%, and the small-cap Russell 2000 Index was the top performing market-cap based index, adding 10.21%.  For the year, the Russell 2000 has climbed 27.69%.

Growth stocks dominated up and down the cap range, and by a fairly wide margin.  The Russell 1000 Growth climbed 8.11% to outperform the Russell 1000 Value Index by 4.17%.  The Russell MidCap Growth Index was up 9.34%, topping the Russell MidCap Value index by 3.45%.  Finally, the Russell 2000 Growth Index added 12.80%, outpacing its Value counterpart by 5.21%.

Within the S&P 500 Index, cyclical companies were dominant.  The Materials sector returned 10.30%, Industrials 8.91%, and Consumer Discretionary stocks 7.79%.  Conversely, higher-yielding sectors lagged the market as rising interest rates provided new competition; Telecom stocks dropped 4.40%, and Utilities advanced a scant 0.19%.  Consumer Staples fared only slightly better, adding 0.80%.

Portfolio Review

Successful new additions to the portfolio in Q3 included Applied Materials (AMAT), Fluor Corp (FLR), and Parker Hannifin (PH).  AMAT outperformed the index by 8.6% while FLR and PH outperformed the S&P 500 Index by 17.8% and 5.0%, respectively, since our initial purchase.

New additions that didn’t perform to short-term expectations included Wisconsin Energy (WEC) which trailed the index by 4.2%, and Charles Schwab (SCHW), which lagged the S&P 500 Index by 1.2% during the third quarter.

Portfolio Changes

We increased the portfolio’s exposure to the Technology sector by 4.0% during the third quarter, initiating the aforementioned positions in Dell (DELL), FLIR Systems (FLIR), Oracle (ORCL), and Microchip Technology (MCHP).  The portfolio has a neutral weight to Technology relative to the S&P 500’s.  We also added to our holdings in the Utilities sector.  Here, we opened positions in American Electric Power (AEP), Constellation Energy (CEG), and Exelon (EXC).  We are slightly underweight the Utilities sector.

Great Lakes Disciplined Equity Fund

We trimmed the portfolio’s exposure to the Health Care sector by 2.4% during the past quarter.  Here, we sold positions in biotech companies Celgene (CELG), Amgen (AMGN), and Biogen Idec (BIIB).  We also reduced our exposure to the Financial sector by liquidating several smaller holdings, including NYSE Euronext (NYX), and Vornado Realty (VNO).

Market Outlook

“In estimating the prospects of investment, we must have regard, therefore, to the nerves and hysteria and even the digestions and reactions to the weather of those upon whose spontaneous activity it largely depends.”
– John Maynard

What was true last quarter is true still:

With the wild, top-down gyrations across US equity markets driven largely by interpretation of the Fed’s monetary stance, one might be tempted to react to short-term noise.  We believe there will be continued volatility as the prospect of winding down the pace of QE, but markets do not appear overvalued.  Our systematic, objective approach to investing has allowed us to avoid the temptation to be daily headlines – what we might deem “Don’t just sit there, do something!” syndrome.  Rather, we believe our “ability to tolerate a constant routine” helps us adapt to the dominant return drivers within the market.

Sincerely,

Jon Quigley, CFA
Portfolio Manager – Advanced Investment Partners

Great Lakes Disciplined Equity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2013

	1-Year	3-Year	Since Inception(1)
Institutional Class	22.12%	17.08%	16.78%
Investor Class (without sales load)	21.82%	16.73%	16.43%
Investor Class (with sales load)(2)	15.74%	14.74%	15.05%
S&P 500 Index(3)	19.34%	16.27%	16.74%

(1)	Inception date of each class was June 1, 2009.
(2)	Return reflects a sales load of 5.00%.
(3)	The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Great Lakes Disciplined Equity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2013(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2013(1)
(% of net assets)

General Electric Co.	3.8%
Pfizer, Inc.	3.6%
Boeing Co.	3.3%
Lowes Companies, Inc.	3.1%
Time Warner, Inc.	3.0%
KeyCorp	2.9%
Verizon Communications, Inc.	2.8%
Twenty First Century Fox, Inc.	2.8%
McKesson Corp.	2.7%
CVS Caremark Corp.	2.7%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Large Cap Value Fund

November 12, 2013

Dear Shareholders:

In the six months ended September 30th of 2013, your Great Lakes Large Cap Value Fund returned the following:

Total Returns

Share Class	6 Months ended 09/30/13
Investor Class no load	6.54%
Investor Class with load	1.19%
Institutional Class	6.76%
Russell 1000 Value Index	7.27%

After slipping behind a value style index during the spring quarter, the Fund matched the benchmark over the summer.  During the April-June period, areas less sensitive to the economic pace (consumer frequent-purchase goods, electric/gas utilities) and global resources groups (energy, chemicals) limited results, while during the third quarter, global industrial multi-industry and raw materials producers as well as a broad range of holdings in many areas (defense, diversified manufacturing, health insurance) paced results.

Reflecting the anticipated improvement in world economic conditions, global industrial manufacturers, global industrial commodity producers, and individual companies in a range of industries paced results over the summer.

At this time, Corporate managements appear to remain cautious about the US and global outlook, while corporate profits have risen at a low single-digit rate. Some improvement in US economic growth and business trends is expected, while Europe appears to have stabilized. Federal Reserve Board commentary indicates accommodative monetary policy could remain in place into 2015, which suggests money market interest rates should stay low and potentially favorable for equity markets. Equity market advances of 2012 and 2013, however, have surpassed corporate profit gains and, in our opinion, have made valuations less attractive than previously.

Sincerely,

Edward J. Calkins, CFA
Senior Portfolio Manager
Fund Shareholder

Great Lakes Large Cap Value Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2013

	1-Year	Since Inception(1)
Institutional Class	22.01%	21.87%
Investor Class (without sales load)	21.84%	21.71%
Investor Class (with sales load)(2)	15.71%	15.61%
Russell 1000 Value Index(3)	22.30%	22.17%

(1)	Inception date of each class was September 28, 2012.
(2)	Return reflects a sales load of 5.00%.
(3)
The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

Great Lakes Large Cap Value Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2013(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2013(1)
(% of net assets)

3M Co.	3.7%
Target Corp.	3.6%
American Express Co.	3.6%
Chevron Corp.	3.5%
Berkshire Hathaway, Inc. – Class B	3.5%
Eaton Corp.	3.4%
General Electric Co.	3.4%
Honeywell International, Inc.	3.4%
Lockheed Martin Corp.	3.2%
Aetna, Inc.	2.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Small Cap Opportunity Fund

November 12, 2013

Dear Shareholders:

I. Investment Results – In the six months ended September 30th of 2013, your Great Lakes Small Cap Opportunity Fund returned the following:

Total Returns

Share Class	6 Months ended 09/30/13
Investor Class no load	14.16%
Investor Class with load	8.46%
Institutional Class	14.33%
Russell 2000 Index	13.61%

Small Cap stocks continued to enjoy solid gains, as the Russell 2000 Index vaulted 13.61% in the six months ending September 30, 2013.  Our mutual fund “I” (Institutional) shares (GLSIX) gained 14.33% in this same timeframe.  Equity investors bid prices higher as a broad array of economic indicators suggested that US economic growth was perking up.  Most investors welcomed this news and shook off concerns that the Federal Reserve would begin “tapering” its monthly purchases of debt securities, which had pushed the yield on the 10-year Treasury Note up to 2.99% before ending the period at 2.64%.

The Fund’s Institutional shares’ 1-year annualized return was 36.00%, beating the Russell 2000 benchmark return of 30.06%.  The Fund’s Institutional shares’ 3-year annualized return of 19.29% as of September 30 compares favorably to the index return of 18.29%.  Since the Fund’s inception date of December 5, 2008 through September 30, 2013, GLSIX has produced a total return of 177.05%, which equates to an annualized return of 23.55%. For comparison purposes the Russell 2000 Index has produced a total return of 149.27%, or 20.87% annually over that time.

Average Annualized Total Returns

Share Class	1 Year ended 09/30/13	3 Years ended 9/30/13	Since Inception (12/5/08)
Investor Class no load	35.73%	18.99%	23.20%
Investor Class with load	28.92%	16.97%	21.89%
Institutional Class	36.00%	19.29%	23.55%
Russell 2000 Index	30.06%	18.29%	20.87%

The Fund’s gross expense ratios were 1.30% for the Investor Class and 1.05% for the Institutional Class, per the Prospectus dated July 29, 2013.

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate, and when sold, may be worth more or less than their original cost. Performance current to the most recent month-end may be lower or higher than the performance quoted and can be obtained by calling 855-278-2020.  Performance data with load reflects the Investor Class maximum sales charge of 5.00%. Performance data without load does not reflect the sales charge. If it did, the fund returns would be lower.

II. Attribution – Six month results were driven by excellent performance in the Financial, Consumer Discretionary and Materials sectors, offset in part by relatively weaker performance in our Technology holdings. Our investments in the Financial sectors appreciated by 18.60%, as we were rewarded for our focus on well-managed insurers. Consumer Discretionary holdings appreciated by 31.97%, as for-profit education companies (Capella Education, Apollo Group) performed well. Hanes Brands proposed acquisition of Maidenform Holdings also drove positive results.

We underperformed in the Technology sector, in which we remain overweight.  Our technology holdings rose by 6.45% but trailed the index’s torrid 20.02% advance.  Despite good performance from several stocks (one-third of our holdings generated returns of 15% or more ), two companies (Liquidity Services and Rofin-Sinar Technologies) provided near-term outlooks that were disappointing to shareholders, which weighed down our results.

Great Lakes Small Cap Opportunity Fund

III. Outlook – All eyes are on Washington DC as the fourth quarter gets underway.  As this is written the US government enters its second week of shutdown, though most government employees who had been furloughed will now eventually receive their pay. More important, the US Treasury may not be able to pay the country’s bills as they come do after October 17, which could lead to a default on our debt obligations.  Such an event should be unthinkable, yet our elected leaders continue to stumble down a reckless path that might do massive damage to a fragile economic recovery. The average American’s confidence in the US economy has plunged in the last few days (according to an October 16th Gallup poll), suggesting that damage to our consumer-led economy may already be occurring on the eve of the always important holiday shopping season.

The best we can hope for in the near term is an immediate end to this insanity – a series of continuing resolutions that will allow the government to be funded while Congressional and White House representatives waste time calling each other names.  Of course, in the very near future we also need leaders who will work together to solve our seemingly intractable budget issues. Before this unfortunate display of political nonsense, our economy looked to be on an upward track that could lead to growth in employment and wages, something that Americans have anticipated for over five years.  We will have to wait and assess the extent to which the real economy is damaged; markets appear to be taking a wait-and-see approach.

Small cap valuations continue to appear reasonable but not compelling.  Of course, volatility may prove to be substantial in the coming days and weeks, and we may see real damage done to earnings prospects as well as opportunities to buy well-managed businesses with good prospects and solid balance sheets.  We are proceeding cautiously into the fourth quarter, once again re-evaluating our holdings in the context of balance sheet strength, free cash flow generation (defined as cash earnings available for distribution to shareholders) and perceived “margin of safety”.

Sincerely,

Gary Lenhoff, CFA
Portfolio Manager
Fund Shareholder

Great Lakes Funds

The Barclays Aggregate Bond Index is an intermediate term index and a market capitalization-weighted index, where securities in the index are weighted according to the market size of each bond type. It is not possible to invest directly in an index.

The S&P 100 Index is a market capitalization-weighted index comprised of 100 blue chip stocks from a variety of industries.  It is not possible to invest directly in an index.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

The Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

The Russell Midcap Value Index the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.  It is not possible to invest directly in an index.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price-to-value ratios and higher forecasted growth values.  It is not possible to invest directly in an index.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values. It is not possible to invest directly in an index.

The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization. It is not possible to invest directly in an index.

A basis point is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indexes and the yield of a fixed-income security.

Duration is the change in the value of a fixed income security that will result from a 1% change in interest rates. Duration is stated in years.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the schedules of investments for complete holdings information.

The opinions expressed are those of the fund managers and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Past performance does not guarantee future results.

Investing involves risk including loss of principal. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations. The Funds may invest in ETFs. The market price of the shares of an ETF will fluctuate based on changes in the net asset value as well as changes in the supply and demand of its shares in the secondary market. ETFs have management and other expenses. The Fund will bear its pro rata portion of these expenses and therefore the Fund’s expenses may be higher than if it invested directly in securities. The Small Cap Fund will invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility than large cap companies. The Bond Fund will invest in debt securities, which typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investments in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher rated securities. Investments in Mortgage Backed Securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

Great Lakes Small Cap Opportunity Fund

Value of $100,000 Investment (Unaudited)

The chart assumes an initial investment of $100,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of September 30, 2013

	1-Year	3-Year	Since Inception(1)
Institutional Class	36.00%	19.29%	23.55%
Investor Class (without sales load)	35.73%	18.99%	23.20%
Investor Class (with sales load)(2)	28.92%	16.97%	21.89%
Russell 2000 Index(3)	30.06%	18.29%	20.87%

(1)	Inception date of each class was December 5, 2008.
(2)	Return reflects a sales load of 5.00%.
(3)
The Russell 2000 Index is a market capitalization-weighted index comprised of the 2,000 smallest companies listed on the Russell 3000 Index, which contains the 3,000 largest companies in the U.S. based on market capitalization.

Great Lakes Small Cap Opportunity Fund

Allocation of Portfolio Net Assets (Unaudited)
September 30, 2013(1)
(% of Net Assets)

Top 10 Equity Holdings (Unaudited)
September 30, 2013(1)
(% of net assets)

Gildan Activewear, Inc.	4.4%
Kennametal, Inc.	4.3%
Dawson Geophysical Co.	4.3%
Maiden Holdings Ltd.	4.2%
Genworth MI Canada, Inc.	4.0%
World Fuel Services Corp.	3.5%
Heartland Express, Inc.	3.3%
Apollo Group, Inc.	3.3%
John Wiley & Sons, Inc.	3.1%
Littelfuse, Inc.	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Great Lakes Funds

Expense Examples (Unaudited)
September 30, 2013

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and, wire transfer fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 – September 30, 2013).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

Great Lakes Bond Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2013)	Value (9/30/2013)	(4/1/2013 to 9/30/2013)
Investor Class Actual(2)	$1,000.00	$ 983.00	$4.47
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56
Institutional Class Actual(2)	$1,000.00	$ 977.70	$3.22
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.81	$3.29

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.90% and 0.65% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2013 of (1.70)% and (2.23)% for the Investor Class and Institutional Class, respectively.

Great Lakes Funds

Expense Examples (Unaudited) – Continued
September 30, 2013

Great Lakes Disciplined Equity Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (4/1/2013)	Value (9/30/2013)	(4/1/2013 to 9/30/2013)
Investor Class Actual(2)	$1,000.00	$1,102.70	$4.22
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.05
Institutional Class Actual(2)	$1,000.00	$1,104.40	$2.90
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79

(1)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.80% and 0.55% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended September 30, 2013 of 10.27% and 10.44% for the Investor Class and Institutional Class, respectively.

Great Lakes Large Cap Value Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(3)
	Value (4/1/2013)	Value (9/30/2013)	(4/1/2013 to 9/30/2013)
Investor Class Actual(4)	$1,000.00	$1,065.40	$5.70
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57
Institutional Class Actual(4)	$1,000.00	$1,067.60	$4.41
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31

(3)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10% and 0.85% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended September 30, 2013 of 6.54% and 6.76% for the Investor Class and Institutional Class, respectively.

Great Lakes Small Cap Opportunity Fund
			Expenses Paid
	Beginning Account	Ending Account	During Period(5)
	Value (4/1/2013)	Value (9/30/2013)	(4/1/2013 to 9/30/2013)
Investor Class Actual(6)	$1,000.00	$1,141.60	$6.66
Investor Class
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.28
Institutional Class Actual(6)	$1,000.00	$1,143.30	$5.32
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$5.01

(5)
Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.24% and 0.99% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 to reflect the one-half year period.

(6)	Based on the actual returns for the six-month period ended September 30, 2013 of 14.16% and 14.33% for the Investor Class and Institutional Class, respectively.

Great Lakes Bond Fund

Schedule of Investments – (Unaudited)
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6%

Consumer Discretionary – 5.3%
American Axle & Manufacturing, Inc.
6.625%, 10/15/2022	$75,000	$77,250
Ameristar Casinos, Inc.
7.500%, 04/15/2021	75,000	81,937
AutoZone, Inc.
3.125%, 07/15/2023	100,000	92,561
Avis Budget Finance, Inc.
8.250%, 01/15/2019	75,000	81,750
Belo Corp.
7.250%, 09/15/2027	75,000	76,125
CCO Holdings LLC
6.625%, 01/31/2022	75,000	76,500
Isle Of Capri Casinos, Inc.
7.750%, 03/15/2019	75,000	79,125
Jarden Corp.
7.500%, 01/15/2020	75,000	81,656
KB Home
5.875%, 01/15/2015	75,000	78,375
Lamar Media Corp.
5.000%, 05/01/2023	75,000	69,938
LIN Television Corp.
6.375%, 01/15/2021	75,000	75,375
Macy’s Retail Holdings, Inc.
2.875%, 02/15/2023	150,000	135,144
MGM Resorts International
6.625%, 12/15/2021	75,000	77,719
Pulte Group, Inc.
6.375%, 05/15/2033	75,000	67,313
Ruby Tuesday, Inc.
7.625%, 05/15/2020	75,000	76,500
Service Corp. International
7.500%, 04/01/2027	60,000	63,900
Toys R Us, Inc.
7.375%, 10/15/2018	75,000	65,063
Viacom, Inc.
4.375%, 03/15/2043	150,000	121,846
Walt Disney Co.
1.100%, 12/01/2017	200,000	196,587
		1,674,664

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Consumer Staples – 3.5%
Alliance One International, Inc.
9.875%, 07/15/2021 (a)	$75,000	$70,875
Bunge Ltd. Finance Corp.
3.200%, 06/15/2017	150,000	155,491
Cencosud
4.875%, 01/20/2023 (a)	150,000	142,759
Costco Wholesale Corp.
0.650%, 12/07/2015	100,000	100,066
Diageo Capital
4.828%, 07/15/2020	100,000	112,234
Dr. Pepper Snapple Group, Inc.
2.000%, 01/15/2020	175,000	165,600
Pepsico, Inc.
0.700%, 02/26/2016	100,000	99,766
Pilgrim’s Pride Corp.
7.875%, 12/15/2018	75,000	81,937
Post Holdings, Inc.
7.375%, 02/15/2022	74,000	78,163
Wesfarmers Ltd.
1.874%, 03/20/2018 (a)	100,000	98,602
		1,105,493
Energy – 5.8%
Alpha Natural Resources, Inc.
6.000%, 06/01/2019	75,000	63,000
Arch Coal, Inc.
8.750%, 08/01/2016	75,000	75,375
Chesapeake Oilfield Finance, Inc.
6.625%, 11/15/2019	75,000	76,688
ConocoPhillips Co.
1.050%, 12/15/2017	125,000	121,647
Energy Partners Ltd.
8.250%, 02/15/2018	75,000	79,500
Forest Oil Corp.
7.250%, 06/15/2019	75,000	75,375
Halcon Resources Corp.
8.875%, 05/15/2021	75,000	77,250
Linn Energy Finance Corp.
7.750%, 02/01/2021	75,000	75,750

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Energy – 5.8% (Continued)
Marathon Oil Corp.
2.800%, 11/01/2022	$100,000	$93,169
Niska Gas Storage US LLC
8.875%, 03/15/2018	75,000	78,000
Nuverra Environmental Solutions, Inc.
9.875%, 04/15/2018	65,000	66,300
Peabody Energy Corp.
7.875%, 11/01/2026	75,000	75,750
Petrobras International Finance Co.
5.375%, 01/27/2021	150,000	151,437
Petroleos Mexicanos
3.500%, 01/30/2023	150,000	136,721
Plains Exploration & Production Co.
6.875%, 02/15/2023	75,000	80,813
Sabine Pass Liquefaction
5.625%, 02/01/2021 (a)	75,000	73,781
Statoil
2.900%, 10/15/2014	200,000	205,235
2.450%, 01/17/2023	150,000	137,348
Stone Energy Corp.
7.500%, 11/15/2022	75,000	79,125
		1,822,264
Financials – 21.1%
Abbey National Treasury Services
4.000%, 04/27/2016	200,000	212,652
ABN AMRO Bank NV
1.375%, 01/22/2016 (a)	265,000	265,569
Aircastle Ltd.
6.750%, 04/15/2017	75,000	80,625
Ally Financial, Inc.
6.750%, 06/15/2019	21,000	21,027
American Express Co.
1.550%, 05/22/2018	200,000	195,731
American Tower Corp.
3.400%, 02/15/2019	100,000	98,959
AmeriGas Finance
7.000%, 05/20/2022	75,000	78,375

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Financials – 21.1% (Continued)
Bank of America Corp.
1.500%, 10/09/2015	$100,000	$100,597
5.625%, 07/01/2020	100,000	112,201
Bank of Montreal
0.800%, 11/06/2015	150,000	150,312
Bank of New York Mellon Corp.
0.700%, 10/23/2015	150,000	149,909
Capital One Financial Corp.
1.000%, 11/06/2015	200,000	199,095
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	200,000	200,001
Citigroup, Inc.
4.500%, 01/14/2022	100,000	104,984
Covidien International Finance
2.950%, 06/15/2023	100,000	94,538
Daimler Finance North America, LLC
1.250%, 01/11/2016 (a)	150,000	150,070
Digital Realty Trust LP
3.625%, 10/01/2022	100,000	92,798
EPR Properties
5.750%, 08/15/2022	75,000	75,799
Export-Import Bank of Korea
5.875%, 01/14/2015	100,000	106,063
1.250%, 11/20/2015	100,000	100,324
Fifth Third Bank
1.450%, 02/28/2018	200,000	194,598
Ford Motor Credit Co. LLC
2.500%, 01/15/2016	125,000	127,514
General Electric Capital Corp.
1.600%, 11/20/2017	150,000	149,198
5.875%, 01/14/2038	100,000	110,759
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	200,000	216,179
Harland Clarke Holdings Corp.
9.500%, 05/15/2015	100,000	100,375
HCP, Inc.
2.625%, 02/01/2020	225,000	213,791
Hyundai Capital America
1.625%, 10/02/2015 (a)	150,000	150,313

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Financials – 21.1% (Continued)
Icahn Enterprises Finance Corp.
8.000%, 01/15/2018	$75,000	$78,750
ING Bank
3.000%, 09/01/2015 (a)	200,000	206,952
3.750%, 03/07/2017 (a)	150,000	157,672
Invesco Finance
3.125%, 11/30/2022	150,000	139,551
JPMorgan Chase & Co.
1.100%, 10/15/2015	100,000	100,242
3.250%, 09/23/2022	100,000	94,520
Kimco Realty Corp.
3.125%, 06/01/2023	125,000	114,955
Lender Processing Services, Inc.
5.750%, 04/15/2023	75,000	77,344
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	188,907
Morgan Stanley
1.750%, 02/25/2016	125,000	125,676
5.500%, 07/24/2020	200,000	221,072
PACCAR Financial Corp.
Series MTN
1.150%, 08/16/2016	100,000	100,285
People’s United Financial, Inc.
3.650%, 12/06/2022	150,000	143,190
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	162,940
Principal Financial Group, Inc.
3.125%, 05/15/2023	150,000	142,576
SLM Corp.
5.000%, 06/15/2018	75,000	74,199
Societe Generale
2.750%, 10/12/2017	150,000	153,671
Springleaf Finance Corp.
6.000%, 10/15/2014	10,000	10,002
6.000%, 12/15/2014	45,000	45,417
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	150,000	141,325
Toyota Motor Credit Corp.
1.250%, 10/05/2017	150,000	147,995

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Financials – 21.1% (Continued)
Wells Fargo & Co.
1.500%, 01/16/2018	$200,000	$197,008
		6,676,605
Health Care – 3.6%
Abbvie, Inc.
1.200%, 11/06/2015	175,000	175,724
Aetna, Inc.
2.750%, 11/15/2022	200,000	184,932
Agilent Technologies, Inc.
3.200%, 10/01/2022	100,000	92,984
Allergan, Inc.
1.350%, 03/15/2018	100,000	97,602
Apria Healthcare Group, Inc.
12.375%, 11/01/2014	37,000	37,324
Biomet, Inc.
6.500%, 10/01/2020	75,000	76,406
Catholic Health Initiatives
2.950%, 11/01/2022	100,000	93,067
Dignity Health
4.500%, 11/01/2042	150,000	124,264
HCA, Inc.
5.875%, 05/01/2023	75,000	73,875
Tenet Healthcare Corp.
4.750%, 06/01/2020	75,000	72,563
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/2015	100,000	103,535
		1,132,276
Industrials – 4.7%
ADT Corp.
4.125%, 06/15/2023	100,000	89,400
Canadian National Railway Co.
2.250%, 11/15/2022	150,000	137,213
Colt Defense, LLC
8.750%, 11/15/2017	50,000	41,000
Dun & Bradstreet Corp.
3.250%, 12/01/2017	50,000	50,475
Eaton Corp.
4.000%, 11/02/2032 (a)	150,000	138,341

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Industrials – 4.7% (Continued)
General Dynamics Corp.
1.000%, 11/15/2017	$200,000	$194,732
Hutchison Whampoa International 12 II Ltd.
2.000%, 11/08/2017 (a)	200,000	198,168
Penske Truck Leasing Co. LP
2.875%, 07/17/2018 (a)	150,000	150,066
Rexel
5.250%, 06/15/2020 (a)	75,000	73,500
Roper Industries, Inc.
3.125%, 11/15/2022	150,000	140,684
Stanley Black & Decker, Inc.
2.900%, 11/01/2022	200,000	188,165
Tyco Electronics Group
1.600%, 02/03/2015	100,000	100,780
		1,502,524
Information Technology – 2.6%
Advanced Micro Devices, Inc.
8.125%, 12/15/2017	75,000	78,750
Amkor Technology, Inc.
6.375%, 10/01/2022	75,000	72,000
Arrow Electronics, Inc.
3.000%, 03/01/2018	100,000	100,970
Fiserv, Inc.
3.500%, 10/01/2022	200,000	189,714
Intel Corp.
1.350%, 12/15/2017	150,000	148,212
Iron Mountain, Inc.
5.750%, 08/15/2024	75,000	67,875
Oracle Corp.
2.500%, 10/15/2022	100,000	92,369
Seagate HDD Cayman
7.000%, 11/01/2021	75,000	83,625
		833,515
Materials – 5.1%
Agrium, Inc.
3.150%, 10/01/2022	115,000	106,914
Airgas, Inc.
3.250%, 10/01/2015	200,000	207,735

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Materials – 5.1% (Continued)
AK Steel Corp.
7.625%, 05/15/2020	$75,000	$63,375
Aleris International, Inc.
7.875%, 11/01/2020	75,000	77,813
ArcelorMittal
10.350%, 06/01/2019	75,000	92,625
6.750%, 02/25/2022	100,000	105,750
Ashland, Inc.
3.875%, 04/15/2018	75,000	74,438
Codelco
4.500%, 08/13/2023 (a)	150,000	151,590
Dow Chemical Co.
3.000%, 11/15/2022	150,000	138,390
Hexion U.S. Finance Corp.
6.625%, 04/15/2020	75,000	75,375
Nexeo Solutions Finance Corp.
8.375%, 03/01/2018	75,000	75,000
Orion Engineered Carbons Finance
9.250%, 08/01/2019 (a)	75,000	76,875
Rentech Nitrogen Finance Corp.
6.500%, 04/15/2021 (a)	75,000	73,875
Southern Copper Corp.
5.250%, 11/08/2042	150,000	121,723
Teck Resources Ltd.
4.500%, 01/15/2021	90,000	89,266
United States Steel Corp.
7.500%, 03/15/2022	75,000	77,250
		1,607,994
Telecommunication Services – 3.3%
AT&T, Inc.
2.625%, 12/01/2022	200,000	179,614
Cincinnati Bell, Inc.
8.375%, 10/15/2020	75,000	79,875
Frontier Communications Corp.
9.000%, 08/15/2031	75,000	73,875
Level 3 Financing, Inc.
8.125%, 07/01/2019	75,000	80,813
MetroPCS Wireless, Inc.
7.875%, 09/01/2018	75,000	81,469

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

CORPORATE BONDS – 57.6% (Continued)

Telecommunication Services – 3.3% (Continued)
Sprint Nextel Corp.
6.000%, 11/15/2022	$75,000	$69,375
Telefonica Emisiones
5.134%, 04/27/2020	200,000	205,266
Verizon Communications
6.400%, 09/15/2033	75,000	83,532
3.850%, 11/01/2042	150,000	118,917
Windstream Corp.
7.750%, 10/15/2020	75,000	77,813
		1,050,549
Utilities – 2.6%
Ameren Energy Generating Co.
7.000%, 04/15/2018	75,000	63,188
American Electric Power Co., Inc.
2.950%, 12/15/2022	150,000	138,384
Dominion Resources, Inc.
1.950%, 08/15/2016	75,000	76,583
Florida Power Corp.
5.900%, 03/01/2033	100,000	113,145
GDF Suez
2.875%, 10/10/2022 (a)	125,000	117,617
Georgia Power Co.
0.625%, 11/15/2015	150,000	149,765
NRG Energy, Inc.
7.875%, 05/15/2021	75,000	80,625
Pacific Gas & Electric Co.
3.250%, 06/15/2023	100,000	95,473
		834,780
Total Corporate Bonds
(Cost $18,781,175)		18,240,664

MUNICIPAL BONDS – 13.2%
Burke County, Georgia Development Authority
5.750%, 10/01/2032^	515,000	516,426
5.750%, 10/01/2032^	155,000	155,429
Cook County, Illinois
Series B
5.250%, 11/15/2022	100,000	100,406

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

MUNICIPAL BONDS – 13.2% (Continued)
Dallas-Fort Worth, Texas International Airport Revenue
Series A
5.250%, 11/01/2023	$110,000	$110,416
5.000%, 11/01/2032	280,000	279,306
Detroit, Michigan Sewage Disposal System Revenue
4.500%, 07/01/2027	165,000	155,917
Detroit, Michigan Water Supply System Revenue
Series B
4.750%, 07/01/2034	170,000	159,322
5.500%, 07/01/2035	170,000	170,971
Georgia Housing & Finance Authority
Series A-2
3.400%, 06/01/2028	300,000	282,810
Illinois Health Facilities Authority
5.625%, 01/01/2028	160,000	160,358
Illinois Housing Development Authority
Series B
2.279%, 07/01/2019	110,000	105,279
Kentucky Housing Corp.
Series U
4.850%, 07/01/2027	150,000	150,104
Massachusetts Housing Finance Agency
Series D
4.850%, 06/01/2040	360,000	360,601
Missouri Housing Development Commission
Series 1
2.550%, 07/01/2020	200,000	192,992
New York State Energy Research & Development Authority
Series A
5.150%, 11/01/2025	125,000	125,378
Philadelphia, Pennsylvania Airport Revenue
Series B
4.000%, 06/15/2023	220,000	221,296
Series D
5.250%, 06/15/2023	245,000	265,374
Phoenix-Mesa, Arizona Airport Authority
5.000%, 07/01/2024	105,000	110,930
Puerto Rico Electric Power Authority
Series A
6.750%, 07/01/2036	300,000	245,430

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

MUNICIPAL BONDS – 13.2% (Continued)
Puerto Rico Sales Tax Financing Corp.
Series A
4.375%, 08/01/2020	$215,000	$207,415
4.750%, 08/01/2020	110,000	108,481
Total Municipal Bonds
(Cost $4,278,967)		4,184,641

U.S. GOVERNMENT & AGENCY SECURITIES – 8.1%
Federal Home Loan Mortgage Association
Series K-712, Class X1
1.510%, 11/25/2019^ (b)	1,246,943	85,047
Series 293, Class IO
4.000%, 11/15/2032 (b)	1,907,375	438,419
Federal Home Loan Mortgage Corporation Pool
3.000%, 10/01/2032, #D99625	237,385	239,178
Federal National Mortgage Association
Series 2013-M4, Class X1
4.118%, 02/25/2018^ (b)	395,672	55,721
Series 2012-M8, Class X1
2.376%, 12/25/2019^ (b)	1,536,727	137,350
Series 2012-M3, Class X1
0.459%, 01/25/2022^ (b)	3,416,395	75,441
Series 2012-M2, Class X
0.913%, 02/25/2022^ (b)	1,579,345	78,850
Series 2012-90, Class DA
1.500%, 03/25/2042	179,753	172,067
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	243,488	263,097
6.500%, 12/01/2036, #888112	131,018	144,825
5.500%, 05/01/2037, #916933	157,133	171,500
4.500%, 04/01/2041, #AL0215	136,948	146,729
Government National Mortgage Association
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	154,491
Series 2011-6, Class AC
2.850%, 12/16/2037	150,000	153,849
Series 2010-132, Class AD
3.147%, 05/16/2040	150,000	152,968

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Par	Value

U.S. GOVERNMENT & AGENCY SECURITIES – 8.1% (Continued)
Government National Mortgage Association (Continued)
Series 2012-109, Class AB
1.388%, 09/16/2044	$98,082	$96,155
Total U.S. Government & Agency Securities
(Cost $2,574,675)		2,565,687

MORTGAGE BACKED SECURITIES – 5.3%
Bank of America Commercial Mortgage Trust
Series 2005-6, Class AM
5.358%, 09/10/2047^	95,000	101,328
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class AM
5.449%, 12/11/2040	150,000	160,950
Series 2006-PW13, Class AM
5.582%, 09/11/2041	102,000	111,719
CD Commercial Mortgage Trust
Series 2005-CD1, Class AM
5.392%, 07/15/2044	80,000	86,085
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	127,741	134,242
Series 2005-C1, Class AJ
5.075%, 02/18/2038	125,000	129,563
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	150,000	162,841
Series 2007-GG10, Class A4
5.993%, 08/10/2045^	200,000	222,302
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class AM
4.999%, 10/15/2042	140,000	149,167
Morgan Stanley Mortgage Trust
Series 35
0.805%, 05/20/2021^	124,631	124,939
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20, Class AMFX
5.179%, 07/15/2042	120,000	127,581
Series 2005-C21, Class AM
5.414%, 10/17/2044^	173,000	184,434
Total Mortgage Backed Securities
(Cost $1,723,301)		1,695,151

See Notes to the Financial Statements

Great Lakes Bond Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Shares/Par	Value

EXCHANGE TRADED FUNDS – 5.0%
iShares Barclays 1-3 Year Credit Bond Fund	1,089	$114,650
iShares Barclays CMBS Bond Fund	9,811	506,076
iShares iBoxx $High Yield Corporate Bond Fund	263	24,080
iShares iBoxx Investment Grade Corporate Bond Fund	4,279	485,752
iShares National AMT-Free Muni Bond Fund	4,420	461,846
Total Exchange Traded Funds
(Cost $1,621,517)		1,592,404

U.S. TREASURY SECURITIES – 4.9%
U.S. Treasury Notes
2.625%, 06/30/2014	$500,000	509,463
2.250%, 01/31/2015	500,000	513,769
1.750%, 07/31/2015	500,000	513,272
Total U.S. Treasury Securities
(Cost $1,535,248)		1,536,504

SHORT-TERM INVESTMENT – 3.1%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $967,181)	967,181	967,181
Total Investments – 97.2%
(Cost $31,482,064)		30,782,232
Other Assets and Liabilities – 2.8%		874,298
Net Assets – 100.0%		$31,656,530

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of September 30, 2013 the market value of these investments were $2,485,532, or 7.9% of total net assets.

(b)	Interest only security.
^	Variable rate security – The rate shown is the rate in effect as of September 30, 2013.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited)
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 99.0%

Consumer Discretionary – 13.9%
Ford Motor Co.	26,200	$441,994
Johnson Controls, Inc.	11,200	464,800
Lowes Companies, Inc.	16,900	804,609
Time Warner, Inc.	11,900	783,139
TRW Automotive Holdings Corp.*	1,100	78,441
Twenty First Century Fox. Inc. – Class A	21,700	726,950
Viacom, Inc. – Class B	900	75,222
Wyndham Worldwide Corp.	4,400	268,268
		3,643,423
Consumer Staples – 15.0%
Altria Group, Inc.	20,600	707,610
Bunge Ltd.	3,500	265,685
ConAgra Foods, Inc.	3,700	112,258
Costco Wholesale Corp.	900	103,608
CVS Caremark Corp.	12,600	715,050
Kroger Co.	17,400	701,916
Lorillard, Inc.	3,100	138,818
PepsiCo, Inc.	4,000	318,000
Procter & Gamble Co.	1,200	90,708
Sysco Corp.	14,200	451,986
Walgreen Co.	1,300	69,940
Wal-Mart Stores, Inc.	3,400	251,464
		3,927,043
Energy – 4.8%
Marathon Petroleum Corp.	900	57,888
Murphy USA, Inc.	5,100	307,632
National Oilwell Varco, Inc.	5,300	413,983
Phillips 66	4,400	254,408
Tesoro Corp.	1,300	57,174
WPX Energy, Inc.*	9,200	177,192
		1,268,277
Financials – 14.0%
Bank of America Corp.	30,300	418,140
Bank of New York Mellon Corp.	8,400	253,596
Charles Schwab Corp.	10,000	211,400
Citigroup, Inc.	13,300	645,183
KeyCorp	65,600	747,840
Lincoln National Corp.	2,200	92,378

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 99.0% (Continued)

Financials – 14.0% (Continued)
Loews Corp.	4,100	$191,634
MetLife, Inc.	13,500	633,825
Ocwen Financial Corp.*	1,200	66,924
Regions Financial Corp.	16,300	150,938
Wells Fargo & Co.	6,600	272,712
		3,684,570
Health Care – 16.6%
Bristol-Myers Squibb Co.	13,000	601,640
Cardinal Health, Inc.	4,600	239,890
Express Scripts Holding Co.*	8,600	531,308
McKesson Corp.	5,600	718,480
Medtronic, Inc.	12,200	649,650
Merck & Co., Inc.	1,400	66,654
Pfizer, Inc.	33,300	956,043
UnitedHealth Group, Inc.	800	57,288
WellPoint, Inc.	6,500	543,465
		4,364,418
Industrials – 15.3%
Boeing Co.	7,300	857,750
Delta Air Lines, Inc.	10,100	238,259
Eaton Corp.	5,000	344,200
FedEx Corp.	3,400	387,974
Fluor Corp.	3,400	241,264
General Dynamics Corp.	4,500	393,840
General Electric Co.	41,700	996,213
Honeywell International, Inc.	4,000	332,160
Parker Hannifin Corp.	900	97,848
Southwest Airlines Co.	4,500	65,520
Tyco International Ltd.	1,900	66,462
		4,021,490
Information Technology – 10.5%
Apple, Inc.	200	95,350
Applied Materials, Inc.	28,000	491,120
Automatic Data Processing, Inc.	5,600	405,328
CA, Inc.	3,000	89,010
Cisco Systems, Inc.	29,500	690,890
EMC Corp.	4,400	112,464
Hewlett-Packard Co.	2,500	52,450

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 99.0% (Continued)

Information Technology – 10.5% (Continued)
Lam Research Corp.*	5,100	$261,069
Symantec Corp.	12,100	299,475
Western Union Co.	3,600	67,176
Xerox Corp.	18,600	191,394
		2,755,726
Materials – 3.4%
Ball Corp.	2,100	94,248
Dow Chemical Co.	12,200	468,480
International Paper Co.	4,600	206,080
Nucor Corp.	1,300	63,726
Rock Tenn Co. – Class A	600	60,762
		893,296
Telecommunication Services – 3.8%
AT&T, Inc.	7,300	246,886
Verizon Communications, Inc.	15,800	737,228
		984,114
Utilities – 1.7%
AES Corp.	13,900	184,731
CMS Energy Corp.	2,700	71,064
Wisconsin Energy Corp.	4,700	189,786
		445,581
Total Common Stocks
(Cost $22,448,741)		25,987,938

SHORT-TERM INVESTMENT – 0.5%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $128,433)	128,433	128,433
Total Investments – 99.5%
(Cost $22,577,174)		26,116,371
Other Assets and Liabilities, Net – 0.5%		123,202
Total Net Assets – 100.0%		$26,239,573

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect at September 30, 2013.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited)
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 94.4%

Consumer Discretionary – 5.6%
Brunswick Corp.	9,010	$359,589
Target Corp.	10,080	644,919
		1,004,508
Consumer Staples – 15.2%
Altria Group, Inc.	9,100	312,585
Clorox Co.	4,590	375,095
Energizer Holdings, Inc.	3,350	305,353
General Mills, Inc.	9,355	448,292
Kimberly-Clark Corp.	4,785	450,842
Kraft Foods Group, Inc.	2,330	122,185
Mondelez International, Inc.	6,310	198,260
Philip Morris International, Inc.	5,845	506,119
		2,718,731
Energy – 12.0%
Chevron Corp.	5,220	634,230
ConocoPhillips	5,750	399,683
Phillips 66	2,860	165,365
Royal Dutch Shell – ADR	6,680	438,742
Schlumberger Ltd.	2,150	189,974
Spectra Energy Corp.	9,505	325,356
		2,153,350
Financials – 17.3%
American Express Co.	8,450	638,143
Ameriprise Financial, Inc.	4,990	454,489
Bank of America Corp.	11,615	160,287
Berkshire Hathaway, Inc. – Class B*	5,585	633,953
Citigroup, Inc.	3,505	170,028
Hartford Financial Services Group, Inc.	11,240	349,789
Plum Creek Timber Co., Inc. – REIT	7,630	357,313
Wells Fargo & Co.	7,780	321,470
		3,085,472
Health Care – 9.6%
Abbott Laboratories	5,020	166,614
Aetna, Inc.	8,095	518,242
Cigna Corp.	6,670	512,656
Merck & Co., Inc.	10,790	513,712
		1,711,224

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 94.4% (Continued)

Industrials# – 27.5%
3M Co.	5,480	$654,367
Caterpillar, Inc.	6,190	516,060
Eaton Corp.	8,940	615,429
Emerson Electric Co.	2,865	185,366
General Electric Co.	25,445	607,881
Honeywell International, Inc.	7,295	605,776
Lockheed Martin Corp.	4,430	565,046
Norfolk Southern Corp.	2,430	187,961
Textron, Inc.	16,850	465,229
Waste Management, Inc.	12,160	501,478
		4,904,593
Materials – 2.0%
Dow Chemical Co.	9,190	352,896
Utilities – 5.2%
AGL Resources, Inc.	6,820	313,925
Duke Energy Corp.	4,595	306,854
Public Service Enterprise Group, Inc.	9,315	306,743
		927,522
Total Common Stocks
(Cost $14,675,139)		16,858,296

SHORT-TERM INVESTMENT – 4.9%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $876,325)	876,325	876,325
Total Investments – 99.3%
(Cost $15,551,464)		17,734,621
Other Assets and Liabilities, Net – 0.7%		128,015
Total Net Assets – 100.0%		$17,862,636

*	Non-income producing security.
#	As of September 30, 2013, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See note 8 in the Notes to Financial Statements.
^	Variable rate security – The rate shown is the rate in effect at September 30, 2013.
ADR – American Depositary Receipt
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited)
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 96.8%

Consumer Discretionary – 16.8%
Apollo Group, Inc. – Class A*	100,184	$2,084,829
Gildan Activewear, Inc. – Class A	59,880	2,780,827
Harman International Industries, Inc.	13,478	892,648
John Wiley & Sons, Inc. – Class A	41,186	1,964,160
Jos. A. Bank Clothiers, Inc.*	15,057	661,906
Quiksilver, Inc.*	186,888	1,313,823
Tupperware Brands Corp.	10,905	941,865
		10,640,058
Consumer Staples – 1.4%
Medifast, Inc.*	34,103	917,030

Energy – 12.5%
Dawson Geophysical Co.*	84,579	2,746,280
Hallador Energy Co.	138,836	1,013,503
McCoy Corp.	34,300	228,101
Natural Gas Services Group, Inc.*	64,301	1,724,553
World Fuel Services Corp.	59,150	2,206,886
		7,919,323
Financials – 22.8%
Assurant, Inc.	24,294	1,314,305
Banco Latinoamericano de Comercio Exterior SA	77,391	1,928,584
FBL Financial Group, Inc. – Class A	28,068	1,260,253
First Niagara Financial Group, Inc.	61,858	641,467
Genworth MI Canada, Inc.	89,877	2,527,777
Home Capital Group, Inc.	27,535	1,925,485
Horace Mann Educators Corp.	45,315	1,286,040
Maiden Holdings Ltd.	226,975	2,680,575
Symetra Financial Corp.	52,803	940,949
		14,505,435
Health Care – 5.0%
Centene Corp.*	10,410	665,824
Myriad Genetics, Inc.*	25,402	596,947
Owens & Minor, Inc.	55,963	1,935,760
		3,198,531
Industrials – 14.3%
Heartland Express, Inc.	147,844	2,097,906
Insteel Industries, Inc.	92,584	1,490,602
Kennametal, Inc.	60,445	2,756,293

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Schedule of Investments (Unaudited) – Continued
September 30, 2013

Description	Shares	Value

COMMON STOCKS – 96.8% (Continued)

Industrials – 14.3% (Continued)
Mistras Group, Inc.*	48,767	$829,039
Nordson Corp.	26,386	1,942,801
		9,116,641
Information Technology – 19.6%
Checkpoint Systems, Inc.*	96,000	1,603,200
Diebold, Inc.	38,832	1,140,108
Liquidity Services, Inc.*	45,384	1,523,087
Littelfuse, Inc.	24,999	1,955,422
Microsemi Corp.*	35,594	863,155
MKS Instruments, Inc.	44,067	1,171,741
NETGEAR, Inc.*	25,962	801,187
Rofin-Sinar Technologies, Inc.*	48,882	1,183,433
ScanSource, Inc.*	17,095	591,487
Zebra Technologies Corp.*	35,317	1,607,983
		12,440,803
Materials – 4.4%
Intrepid Potash, Inc.	101,939	1,598,404
Texas Industries, Inc.*	17,791	1,179,721
		2,778,125
Total Common Stocks
(Cost $52,413,591)		61,515,946

SHORT-TERM INVESTMENT – 3.4%
First American Government Obligations Fund – Class Z, 0.01%^
Total Short-Term Investment
(Cost $2,170,168)w	2,170,168	2,170,168
Total Investments – 100.2%
(Cost $54,583,759)		63,686,114
Other Assets and Liabilities, Net – (0.2)%		(110,590)
Total Net Assets – 100.0%		$63,575,524

*	Non-income producing security.
^	Variable rate security – The rate shown is the rate in effect at September 30, 2013.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Assets and Liabilities (Unaudited)
September 30, 2013

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
ASSETS
Investment securities:
At cost	$31,482,064	$22,577,174	$15,551,464	$54,583,759
At value	$30,782,232	$26,116,371	$17,734,621	$63,686,114
Receivable for investment securities sold	843,918	—	—	—
Dividends & interest receivable	317,502	36,171	29,604	42,300
Receivable due from Adviser	1,530	4,882	2,790	—
Receivable for capital shares sold	297,977	92,801	298,600	234,918
Prepaid expenses & other assets	31,450	31,501	30,513	25,271
Total Assets	32,274,609	26,281,726	18,096,128	63,988,603

LIABILITIES
Dividends payable	70,910	—	—	—
Payable for investment securities purchased	416,148	—	34,539	263,502
Payable for capital shares redeemed	88,280	4,000	163,415	63,783
Payable to Adviser, net	—	—	—	31,822
Payable for fund administration & accounting fees	12,433	11,337	10,299	11,358
Payable for compliance fees	1,679	1,995	1,679	1,680
Payable for transfer agent fees & expenses	7,128	7,377	5,395	10,079
Payable for custody fees	2,706	—	1,618	3,544
Payable for trustee fees	1,804	2,228	1,843	2,078
Accrued expenses and other liabilities	16,937	15,164	14,382	15,376
Accrued distribution fees	54	52	322	9,857
Total Liabilities	618,079	42,153	233,492	413,079
NET ASSETS	$31,656,530	$26,239,573	$17,862,636	$63,575,524

COMPOSITION OF NET ASSETS
Portfolio capital	$32,598,260	$12,422,574	$15,669,285	$45,205,891
Undistributed (distributions in excess of) net investment income	(16,427)	1,014	(1,701)	337,149
Accumulated net realized gain (loss) on
investments, including foreign currency gain (loss)	(225,471)	10,276,788	11,895	8,930,090
Net unrealized appreciation (depreciation) of investments
and translations of foreign currency	(699,832)	3,539,197	2,183,157	9,102,394
Total net assets	$31,656,530	$26,239,573	$17,862,636	$63,575,524

Investor Class Shares:
Net Assets	$1,087	$94,436	$557,235	$15,893,619
Shares issued and outstanding(1)	112	5,734	46,342	831,722
Net asset value and redemption price per share	$9.69	$16.47	$12.02	$19.11
Maximum offering price per share(2)	$10.07	$17.34	$12.65	$20.12

Institutional Class Shares:
Net Assets	$31,655,443	$26,145,137	$17,305,401	$47,681,905
Shares issued and outstanding(1)	3,273,170	1,593,625	1,441,336	2,469,632
Net asset value, offering price, and redemption price per share	$9.67	$16.41	$12.01	$19.31

(1)	Unlimited shares authorized
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see Note 1 in Notes to Financial Statements.

See Notes to the Financial Statements

Great Lakes Funds

Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2013

				Small Cap
		Disciplined	Large Cap	Opportunity
	Bond Fund	Equity Fund	Value Fund	Fund
INVESTMENT INCOME:
Interest income	$413,991	$20	$53	$193
Dividend income	22,106	266,899	194,904	461,850
Less: Foreign taxes withheld	—	—	(2,096)	(13,062)
Total investment income	436,097	266,919	192,861	448,981

EXPENSES:
Investment advisory fees (See Note 4)	58,889	78,510	46,072	176,708
Fund administration & accounting fees (See Note 4)	42,032	32,004	30,283	32,061
Federal & state registration fees	17,748	18,355	17,273	20,323
Transfer agent fees (See Note 4)	16,833	16,542	13,317	26,529
Audit fees	8,235	6,222	6,222	6,222
Legal fees	5,761	5,571	5,761	5,571
Compliance fees (See Note 4)	4,927	6,697	4,927	4,927
Trustee fees	4,786	4,501	4,705	4,596
Custody fees (See Note 4)	4,365	3,727	3,988	12,525
Other expenses	3,083	2,907	2,907	3,273
Postage & printing fees	1,985	1,334	1,999	1,292
Distribution fees (See Note 5):
Investor Class(1)	226	105	612	18,586
Total expenses	168,870	176,475	138,066	312,613
Less: Fee waivers (Note 4)	(72,949)	(104,402)	(72,186)	(2,459)
Total net expenses	95,921	72,073	65,880	310,154
NET INVESTMENT INCOME	340,176	194,846	126,981	138,827

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments,
including foreign currency gain (loss)	(213,249)	2,268,936	(6,616)	4,935,185
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	(758,164)	107,841	806,120	2,713,244
Net realized and unrealized gain (loss) on investments	(971,413)	2,376,777	799,504	7,648,429

NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(631,237)	$2,571,623	$926,485	$7,787,256

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Disciplined Equity Fund and the Small Cap Opportunity Fund.

See Notes to the Financial Statements

Great Lakes Bond Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Period
	September 30, 2013	September 28, 2012(1) to
	(Unaudited)	March 31, 2013
OPERATIONS:
Net investment income	$340,176	$266,545
Net realized gain (loss) on investments, including foreign currency gain (loss)	(213,249)	9,436
Net change in unrealized appreciation or depreciation of investments
and translations of foreign currency	(758,164)	58,332
Net increase (decrease) resulting from operations	(631,237)	334,313

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	—	242,734
Proceeds from reinvestment of distributions	11	12
Payments for shares redeemed	(231,675)	—
Increase (decrease) in net assets from Investor Class transactions	(231,664)	242,746
Institutional Class:
Proceeds from shares sold	7,557,803	43,825,933
Proceeds from reinvestment of distributions	22,657	15,557
Payments for shares redeemed	(2,165,153)	(16,669,619)
Increase in net assets from Institutional Class transactions	5,415,307	27,171,871
Net increase in net assets from capital share transactions	5,183,643	27,414,617

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(1,839)	(2,482)
Institutional Class	(354,796)	(267,363)
From net realized gains:
Investor Class	—	(189)
Institutional Class	—	(18,137)
Total distributions to shareholders	(356,635)	(288,171)
TOTAL INCREASE IN NET ASSETS	4,195,771	27,460,759

NET ASSETS:
Beginning of Period	27,460,759	—
End of Period*	$31,656,530	$27,460,759
* Includes undistributed (distributions in excess of) net investment income of	$(16,427)	$32

(1)	Inception date of the Fund.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013
OPERATIONS:
Net investment income	$194,846	$935,731
Net realized gain on investments, including foreign currency gain (loss)	2,268,936	9,797,015
Net change in unrealized appreciation or depreciation
of investments and translations of foreign currency	107,841	(5,786,635)
Net increase resulting from operations	2,571,623	4,946,111

CAPITAL SHARE TRANSACTIONS:
Investor Class:(1)
Proceeds from shares sold	12,213	1,045
Proceeds from reinvestment of distributions	76	217
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	12,289	1,262
Institutional Class:(2)
Proceeds from shares sold	1,178,023	1,064,025
Cost of shares issued in exchanged for Class I	—	17,553,436
Proceeds from reinvestment of distributions	82,657	2,846,833
Payments for shares redeemed	(2,955,114)	(46,021,916)
Decrease in net assets from Institutional Class transactions	(1,694,434)	(24,557,622)
Class I: (Note 1)
Proceeds from shares sold	—	2,794,404
Proceeds from reinvestment of distributions	—	275,524
Cost of shares exchanged for Institutional Class shares	—	(17,553,436)
Payments for shares redeemed	—	(1,777,482)
Decrease in net assets from Class Y transactions	—	(16,260,990)
Net decrease in net assets from capital share transactions	(1,682,145)	(40,817,350)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(1)	(502)	(741)
Institutional Class(2)	(193,330)	(1,025,942)
From net realized gains:
Investor Class(1)	—	(2,984)
Institutional Class(2)	—	(2,867,105)
Total distributions to shareholders	(193,832)	(3,896,772)
TOTAL INCREASE (DECREASE) IN NET ASSETS	695,646	(39,768,011)

NET ASSETS:
Beginning of Period	25,543,927	65,311,938
End of Period*	$26,239,573	$25,543,927

* Includes undistributed net investment income of	$1,014	$—

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Disciplined Equity Fund.
(2)	Prior to December 17, 2012, Institutional Class shares were known as Class Y shares for the Disciplined Equity Fund.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Statements of Changes in Net Assets

	Six Months Ended	For the Period
	September 30, 2013	September 28, 2012(1) to
	(Unaudited)	March 31, 2013
OPERATIONS:
Net investment income	$126,981	$83,752
Net realized gain (loss) on investments, including foreign currency gain (loss)	(6,616)	19,324
Net change in unrealized appreciation or depreciation of investments
and translations of foreign currency	806,120	1,377,037
Net increase resulting from operations	926,485	1,480,113

CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	172,632	317,367
Proceeds from reinvestment of distributions	44	9
Payments for shares redeemed	—	—
Increase in net assets from Investor Class transactions	%172,676	317,376
Institutional Class:
Proceeds from shares sold	4,856,735	11,149,681
Proceeds from reinvestment of distributions	7,430	2,529
Payments for shares redeemed	(626,644)	(210,499)
Increase in net assets from Institutional Class transactions	4,237,521	10,941,711
Net increase in net assets from capital share transactions	4,410,197	11,259,087

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(3,747)	(2,272)
Institutional Class	(124,935)	(82,292)
From net realized gains:
Investor Class	—	—
Institutional Class	—	—
Total distributions to shareholders	(128,682)	(84,564)
TOTAL INCREASE IN NET ASSETS	5,208,000	12,654,636

NET ASSETS:
Beginning of Period	12,654,636	—
End of Period*	$17,862,636	$12,654,636
* Includes undistributed (distributions in excess of) net investment income of	$(1,701)	$—

(1)	Inception date of the Fund.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Statements of Changes in Net Assets

	Six Months Ended
	September 30, 2013	Year Ended
	(Unaudited)	March 31, 2013
OPERATIONS:
Net investment income	$138,827	$218,182
Net realized gain (loss) on investments, including foreign currency gain (loss)	4,935,185	4,108,682
Net change in unrealized appreciation or depreciation of investments
and translations of foreign currency	2,713,244	1,862,463
Net increase resulting from operations	7,787,256	6,189,327

CAPITAL SHARE TRANSACTIONS:
Investor Class:(1)
Proceeds from shares sold	643,974	288,572
Proceeds from reinvestment of distributions	—	677,187
Payments for shares redeemed	(517,645)	(1,403,354)
Increase (decrease) in net assets from Investor Class transactions	126,329	(437,595)
Institutional Class:(2)
Proceeds from shares sold	5,249,001	6,548,827
Proceeds from reinvestment of distributions	—	952,739
Payments for shares redeemed	(3,139,115)	(5,672,035)
Increase in net assets from Institutional Class transactions	2,109,886	1,829,531
Net increase in net assets from capital share transactions	2,236,215	1,391,936

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class(1)	—	—
Institutional Class(2)	—	—
From net realized gains:
Investor Class(1)	—	(713,086)
Institutional Class(2)	—	(1,945,048)
Total distributions to shareholders	—	(2,658,134)
TOTAL INCREASE IN NET ASSETS	10,023,471	4,923,129

NET ASSETS:
Beginning of Period	53,552,053	48,628,924
End of Period*	$63,575,524	$53,552,053
* Includes undistributed net investment income of	$337,149	$198,322

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Small Cap Opportunity Fund.
(2)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares for the Small Cap Opportunity Fund.

See Notes to the Financial Statements

Great Lakes Bond Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended		Period from
	September 30, 2013		September 28, 2012(1) to
	(Unaudited)		March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$9.96		$10.00

Investment operations:
Net investment income	0.10	(2)	0.09
Net realized and unrealized loss on investments	(0.27)		(0.02)
Total from investment operations	(0.17)		0.07

Less distributions from:
Net investment income	(0.10)		(0.10)
Net realized gains	—		(0.01)
Total distributions	(0.10)		(0.11)

Net asset value, end of period	$9.69		$9.96

Total return(3)	(1.70	)%(4)	0.71	%(4)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$1		$242

Ratio of expenses to average net assets:
Before expense reimbursement	1.41	%(5)	1.73	%(5)
After expense reimbursement	0.90	%(5)	0.90	%(5)

Ratio of net investment income to average net assets:
After expense reimbursement	2.06	%(5)	2.02	%(5)

Portfolio Turnover Rate	23	%(4)	98	%(4)

(1)	Inception date of the Investor Class.
(2)	Per share amounts calculated using average shares method.
(3)	Total return does not reflect sales charges.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

Great Lakes Bond Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended		Period from
	September 30, 2013		September 28, 2012(1) to
	(Unaudited)		March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$10.01		$10.00

Investment operations:
Net investment income	0.12	(2)	0.11
Net realized and unrealized gain (loss) on investments	(0.34)		0.02
Total from investment operations	(0.22)		0.13

Less distributions from:
Net investment income	(0.12)		(0.11)
Net realized gains	—		(0.01)
Total distributions	(0.12)		(0.12)

Net asset value, end of period	$9.67		$10.01

Total return	(2.23	)%(3)	1.32	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$31,655		$27,219

Ratio of expenses to average net assets:
Before expense reimbursement	1.15	%(4)	1.48	%(4)
After expense reimbursement	0.65	%(4)	0.65	%(4)

Ratio of net investment income to average net assets:
After expense reimbursement	2.31	%(4)	2.27	%(4)

Portfolio Turnover Rate	23	%(3)	98	%(3)

(1)	Inception date of the Institutional Class.
(2)	Per share amounts calculated using average shares method.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class(1)

	Six Months Ended					Period from
	September 30, 2013		Year Ended	Year Ended	Year Ended	June 1, 2009(2) to
	(Unaudited)		March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010
Per Common Share Data

Net asset value,
beginning of period	$15.02		$13.86	$13.63	$12.46	$10.00

Investment operations:
Net investment income	0.09		0.17	0.17 (3)	0.16 (3)	0.12	(3)
Net realized and unrealized gain
on investments	1.45		1.74	0.77	1.50	2.40
Total from
investment operations	1.54		1.91	0.94	1.66	2.52

Less distributions from:
Net investment income	(0.09)		(0.15)	(0.24)	(0.16)	(0.03)
Net realized gains	—		(0.60)	(0.47)	(0.33)	(0.03)
Total distributions	(0.09)		(0.75)	(0.71)	(0.49)	(0.06)
Net asset value, end of period	$16.47		$15.02	$13.86	$13.63	$12.46

Total return(4)	10.27	%(5)	14.47%	7.73%	13.50%	25.32	%(5)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$94		$75	$68	$52	$46

Ratio of expenses to average net assets:
Before expense reimbursement	1.60	%(6)	1.39%	1.28%	1.32%	1.91	%(6)
After expense reimbursement	0.80	%(6)	0.87%	0.90%	0.90%	0.90	%(6)

Ratio of net investment income
to average net assets:
After expense reimbursement	1.23	%(6)	1.19%	1.33%	1.28%	1.23	%(6)

Portfolio Turnover Rate	42	%(5)	103%	106%	125%	110	%(5)

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Inception date of the Investor Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Total return does not reflect sales charges.
(5)	Not annualized.
(6)	Annualized.

See Notes to the Financial Statements

Great Lakes Disciplined Equity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class(1)

	Six Months Ended					Period from
	September 30, 2013		Year Ended	Year Ended	Year Ended	June 1, 2009(2) to
	(Unaudited)		March 31, 2013	March 31, 2012	March 31, 2011	March 31, 2010
Per Common Share Data

Net asset value,
beginning of period	$14.97		$13.86	$13.67	$12.48	$10.00

Investment operations:
Net investment income	0.12		0.04	0.22 (3)	0.21 (3)	0.16	(3)
Net realized and unrealized gain
on investments	1.44		1.89	0.77	1.50	2.39
Total from
investment operations	1.56		1.93	0.99	1.71	2.55

Less distributions from:
Net investment income	(0.12)		(0.22)	(0.33)	(0.19)	(0.04)
Net realized gains	—		(0.60)	(0.47)	(0.33)	(0.03)
Total distributions	(0.12)		(0.82)	(0.80)	(0.52)	(0.07)
Net asset value, end of period	$16.41		$14.97	$13.86	$13.67	$12.48

Total return	10.44	%(4)	14.69%	8.16%	13.87%	25.52	%(4)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$26,145		$25,469	$48,233	$45,960	$22,614

Ratio of expenses to average net assets:
Before expense reimbursement	1.35	%(5)	1.02%	0.93%	0.95%	1.56	%(5)
After expense reimbursement	0.55	%(5)	0.55%	0.55%	0.55%	0.55	%(5)

Ratio of net investment income
to average net assets:
After expense reimbursement	1.49	%(5)	1.69%	1.68%	1.65%	1.56	%(5)

Portfolio Turnover Rate	42	%(4)	103%	106%	125%	110	%(4)

(1)	Prior to December 17, 2012, Institutional Class Shares were known as Class Y shares.
(2)	Inception date of the Institutional Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Not annualized.
(5)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class

	Six Months Ended		Period from
	September 30, 2013		September 28, 2012(1) to
	(Unaudited)		March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$11.36		$10.00

Investment operations:
Net investment income	0.07		0.08
Net realized and unrealized gain on investments	0.67		1.35
Total from investment operations	0.74		1.43

Less distributions from:
Net investment income	(0.08)		(0.07)
Net realized gains	—		—
Total distributions	(0.08)		(0.07)

Net asset value, end of period	$12.02		$11.36

Total return(2)	6.54	%(3)	14.36	%(3)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$557		$362

Ratio of expenses to average net assets:
Before expense reimbursement	2.04	%(4)	3.23	%(4)
After expense reimbursement	1.10	%(4)	1.10	%(4)

Ratio of net investment income to average net assets:
After expense reimbursement	1.41	%(4)	1.62	%(4)

Portfolio Turnover Rate	1	%(3)	6	%(3)

(1)	Inception date of the Investor Class.
(2)	Total return does not reflect sales charges.
(3)	Not annualized.
(4)	Annualized.

See Notes to the Financial Statements

Great Lakes Large Cap Value Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class

	Six Months Ended		Period from
	September 30, 2013		September 28, 2012(1) to
	(Unaudited)		March 31, 2013
Per Common Share Data

Net asset value, beginning of period	$11.34		$10.00

Investment operations:
Net investment income	0.09		0.08
Net realized and unrealized gain on investments	0.67		1.34
Total from investment operations	0.76		1.42

Less distributions from:
Net investment income	(0.09)		(0.08)
Net realized gains	—		—
Total distributions	(0.09)		(0.08)

Net asset value, end of period	$12.01		$11.34

Total return	6.76	%(2)	14.28	%(2)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$17,305		$12,293

Ratio of expenses to average net assets:
Before expense reimbursement	1.79	%(3)	2.98	%(3)
After expense reimbursement	0.85	%(3)	0.85	%(3)

Ratio of net investment income to average net assets:
After expense reimbursement	1.66	%(3)	1.87	%(3)

Portfolio Turnover Rate	1	%(2)	6	%(2)

(1)	Inception date of the Institutional Class.
(2)	Not annualized.
(3)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Investor Class(1)

	Six Months								Period from
	Ended								December 5,
	September 30,		Year Ended	Year Ended		Year Ended	Year Ended		2008(2) to
	2013		March 31,	March 31,		March 31,	March 31,		March 31,
	(Unaudited)		2013	2012		2011	2010		2009
Per Common Share Data

Net asset value,
beginning of period	$16.74		$15.68	$18.41		$15.27	$9.56		$10.00

Investment operations:
Net investment income (loss)	0.02		0.04	(0.03	)(3)	0.07 (3)	(0.06	)(3)	0.01	(3)
Net realized and unrealized
gain (loss) on investments	2.35		1.92	0.04		4.29	6.33		(0.45)
Total from
investment operations	2.37		1.96	0.01		4.36	6.27		(0.44)

Less distributions from:
Net investment income	—		—	(0.02)		(0.03)	(0.00	)(4)	—
Net realized gains	—		(0.90)	(2.72)		(1.19)	(0.56)		—
Total distributions	—		(0.90)	(2.74)		(1.22)	(0.56)		—
Net asset value, end of period	$19.11		$16.74	$15.68		$18.41	$15.27		$9.56

Total return(5)	14.16	%(6)	13.37%	2.87%		29.36%	66.04%		(4.40	)%(6)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$15,894		$13,817	$13,396		$13,951	$12,999		$951

Ratio of expenses to average net assets:
Before expense reimbursement	1.25	%(7)	1.30%	1.30%		1.35%	1.73%		12.48	%(7)
After expense reimbursement	1.24	%(7)	1.24%	1.24%		1.24%	1.24%		1.24	%(7)
Ratio of net investment income (loss)
to average net assets:
After expense reimbursement	0.28	%(7)	0.28%	(0.16)%		0.45%	(0.45)%		0.32	%(7)

Portfolio Turnover Rate	38	%(6)	97%	126%		136%	47%		4	%(6)

(1)	Prior to December 17, 2012, Investor Class shares were known as Class A shares.
(2)	Inception date of the Investor Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Amount per share is less than $0.01.
(5)	Total return does not reflect sales charges.
(6)	Not annualized.
(7)	Annualized.

See Notes to the Financial Statements

Great Lakes Small Cap Opportunity Fund

Financial Highlights

For a Fund share outstanding throughout the period

Institutional Class(1)

	Six Months							Period from
	Ended							December 5,
	September 30,		Year Ended	Year Ended	Year Ended	Year Ended		2008(2) to
	2013		March 31,	March 31,	March 31,	March 31,		March 31,
	(Unaudited)		2013	2012	2011	2010		2009
Per Common Share Data

Net asset value,
beginning of period	$16.89		$15.78	$18.51	$15.34	$9.57		$10.00

Investment operations:
Net investment income (loss)	0.04		0.08	0.01 (3)	0.13 (3)	(0.03	)(3)	0.02	(3)
Net realized and unrealized
gain (loss) on investments	2.38		1.93	0.05	4.30	6.36		(0.45)
Total from
investment operations	2.42		2.01	0.06	4.43	6.33		(0.43)

Less distributions from:
Net investment income	—		—	(0.07)	(0.07)	(0.00	)(4)	—
Net realized gains	—		(0.90)	(2.72)	(1.19)	(0.56)		—
Total distributions	—		(0.90)	(2.79)	(1.26)	(0.56)		—
Net asset value, end of period	$19.31		$16.89	$15.78	$18.51	$15.34		$9.57

Total return	14.33	%(5)	13.60%	3.15%	29.69%	66.62%		(4.30	)%(5)

Supplemental Data and Ratios
Net assets, at end of period (000’s)	$47,682		$39,735	$35,233	$33,412	$14,792		$2,228

Ratio of expenses to average net assets:
Before expense reimbursement	1.00	%(6)	1.05%	1.05%	1.10%	1.48%		12.23	%(6)
After expense reimbursement	0.99	%(6)	0.99%	0.99%	0.99%	0.99%		0.99	%(6)
Ratio of net investment income (loss)
to average net assets:
After expense reimbursement	0.53	%(6)	0.53%	0.09%	0.81%	(0.20)%		0.80	%(6)

Portfolio Turnover Rate	38	%(5)	97%	126%	136%	47%		4	%(5)

(1)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares.
(2)	Inception date of the Institutional Class.
(3)	Per share amounts calculated using the average shares method.
(4)	Amount per share is less than $0.01.
(5)	Not annualized.
(6)	Annualized.

See Notes to the Financial Statements

Great Lakes Funds

Notes to the Financial Statements (Unaudited)
September 30, 2013

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Great Lakes Bond Fund (“Bond Fund”), Great Lakes Large Cap Value Fund (“Large Cap Value Fund”), Great Lakes Disciplined Equity Fund (“Disciplined Equity Fund”), and Great Lakes Small Cap Opportunity Fund (“Small Cap Opportunity Fund”) (each a “Fund” and collectively, the “Funds”) are each a diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is total return.  Additionally, the Bond Fund has an emphasis on current income.  The Bond Fund and Large Cap Value Fund commenced operations on September 28, 2012.  The Disciplined Equity Fund commenced operations on June 1, 2009, and the Small Cap Opportunity Fund commenced operations on December 5, 2008.  The Funds currently offer two classes of shares, the Investor Class and the Institutional Class.  Investor Class shares of the Bond Fund may be subject to a front-end sales charge of up to 3.75%.  Investor Class shares of the Disciplined Equity Fund, the Large Cap Value Fund, and the Small Cap Opportunity Fund may be subject to a front-end sales charge of up to 5.00%.  Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class.  The Funds may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income tax provision is required. As of and during the six months ended September 30, 2013, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended September 30, 2013 the Funds did not incur any interest or penalties. Generally, tax authorities can examine all the tax returns filed for the last three years.

Security Transactions and Investment Income – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Bond Fund will declare daily and pay monthly distributions of net investment income. The Large Cap Value Fund and the Disciplined Equity Fund will make distributions, if any, of net investment income quarterly. The Small Cap Opportunity Fund will make distributions, if any, of net investment income annually. The Funds will also distribute net capital gains, if any, at least annually, typically during the month of December. The Funds may make additional distributions if deemed to be desirable any time during the year.  Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to share-

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

holders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share and are categorized in Level 1 of the fair value hierarchy.

Corporate and Municipal Bonds – Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of September 30, 2013:

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,240,664	$—	$18,240,664
Municipal Bonds	—	4,184,641	—	4,184,641
U.S. Government & Agency Securities	—	2,565,687	—	2,565,687
Mortgage-Backed Securities	—	1,695,151	—	1,695,151
Exchange-Traded Funds	1,592,404	—	—	1,592,404
U.S. Treasury Securities	—	1,536,504	—	1,536,504
Investment Company	967,181	—	—	967,181
Total Investments in Securities	$2,559,585	$28,222,647	$—	$30,782,232

Disciplined Equity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$25,987,938	$—	$—	$25,987,938
Investment Company	128,433	—	—	128,433
Total Investments in Securities	$26,116,371	$—	$—	$26,116,371

Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$16,858,296	$—	$—	$16,858,296
Investment Company	876,325	—	—	876,325
Total Investments in Securities	$17,734,621	$—	$—	$17,734,621

Small Cap Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$61,515,946	$—	$—	$61,515,946
Investment Company	2,170,168	—	—	2,170,168
Total Investments in Securities	$63,686,114	$—	$—	$63,686,114

Transfers between levels are recognized at the end of the reporting period.  During the six months ended September 30, 2013, the Funds recognized no transfers to/from Level 1 or Level 2.  The Funds did not invest in any Level 3 investments during the year.  Refer to the Schedule of Investments for further information on the industry classification of investments.

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Great Lakes Advisors, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
Bond Fund	0.40%
Disciplined Equity Fund	0.60%
Large Cap Value Fund	0.60%
Small Cap Opportunity Fund	0.60%

The Adviser has engaged Advance Investment Partners, LLC (“AIP”) as the sub-adviser to the Disciplined Equity Fund.  Pursuant to a sub-advisory agreement, the Adviser pays AIP a sub-advisory fee computed, from their investment advisory fee, and accrued daily and paid quarterly.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) do not exceed the following:

Fund	Investor Class	Institutional Class
Bond Fund	0.90%	0.65%
Disciplined Equity Fund	0.80%	0.55%
Large Cap Value Fund	1.10%	0.85%
Small Cap Opportunity Fund	1.24%	0.99%

Waived and/or expense reimbursements are subject to possible recoupment from the Funds within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred.  The Operating Expense Limitation Agreement will be in effect through at least December 31, 2014.  During the six months ended September 30, 2013, the Adviser did not recoup any of the previously waived fees.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Fund	3/31/2016	3/31/2017
Bond Fund	$98,055	$ 72,949
Disciplined Equity Fund	79,361	104,402
Large Cap Value Fund	95,840	72,186
Small Cap Opportunity Fund	10,520	2,459

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended September 30, 2013 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only.  The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets.  The expenses covered by the Plan may include the cost of preparing and distribut-

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

ing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended September 30, 2013, the Funds’ Investor Classes incurred the following expenses pursuant to the Plan:

Fund	Amount
Bond Fund	$ 226
Disciplined Equity Fund	105
Large Cap Value Fund	612
Small Cap Opportunity Fund	18,586

6.  CAPITAL SHARE TRANSACTIONS

	Bond Fund		Disciplined Equity Fund
	Six Months Ended	For the Period	Six Months Ended
	September 30, 2013	September 28, 2012(1)	September 30, 2013	Year Ended
	(Unaudited)	to March 31, 2013	(Unaudited)	March 31, 2013
Investor Class:(2)
Shares sold	—	24,321	750	77
Shares issued in reinvestment
of distributions	1	1	4	16
Shares redeemed	(24,211)	—	—	—
Net increase (decrease)	(24,210)	24,322	754	93
Institutional Class:(3)
Shares sold	771,138	4,384,204	73,181	74,711
Shares issued in reinvestment
of distributions	2,324	1,555	—	1,327,182
Shares redeemed in exchange
for Institutional shares	—	—	5,128	212,740
Shares redeemed	(220,650)	(1,665,401)	(186,203)	(3,394,361)
Net increase (decrease)	552,812	2,720,358	(107,894)	(1,779,728)
Class I: (Note 1)
Shares sold	—	—	—	203,919
Shares issued in reinvestment
of distributions	—	—	—	20,503
Shares redeemed in exchange
for Institutional shares	—	—	—	(1,320,045)
Shares redeemed	—	—	—	(127,872)
Net decrease	—	—	—	(1,223,495)
Net increase (decrease)
in capital shares	528,602	2,744,680	(107,140)	(3,003,130)

(1)	Inception date of the Fund.
(2)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Disciplined Equity Fund.
(3)	Prior to December 17, 2012, Institutional Class shares were known as Class Y shares for the Disciplined Equity Fund.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

	Large Cap Value Fund		Small Cap Opportunity Fund
	Six Months Ended	For the Period	Six Months Ended
	September 30, 2013	September 28, 2012(1)	September 30, 2013	Year Ended
	(Unaudited)	to March 31, 2013	(Unaudited)	March 31, 2013
Investor Class:(2)
Shares sold	14,488	31,849	34,293	18,562
Shares issued in reinvestment
of distributions	4	1	—	46,319
Shares redeemed	—	—	(28,182)	(93,472)
Net increase (decrease)	14,492	31,850	6,111	(28,591)
Institutional Class:(3)
Shares sold	409,007	1,103,622	288,358	433,486
Shares issued in reinvestment
of distributions	623	231	—	64,636
Shares redeemed	(52,323)	(19,824)	(171,667)	(378,167)
Net increase	357,307	1,084,029	116,691	119,955
Net increase in capital shares	371,799	1,115,879	122,802	91,364

(1)	Inception date of the Fund.
(2)	Prior to December 17, 2012, Investor Class shares were known as Class A shares for the Small Cap Opportunity Fund.
(3)	Prior to December 17, 2012, Institutional Class shares were known as Class I shares for the Small Cap Opportunity Fund.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended September 30, 2013, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
Bond Fund	$496,244	$2,090,217	$10,120,466	$4,623,911
Disciplined Equity Fund	—	—	10,823,482	12,331,104
Large Cap Value Fund	—	—	4,120,778	197,457
Small Cap Opportunity Fund	—	—	24,011,352	20,916,767

8.  SECTOR RISK

Portfolios that primarily invest in a particular sector may experience greater volatility than portfolios investing in a broader range of industry sectors.  The Large Cap Value Fund had a significant portion of its assets invested in the industrials sector.  The industrials sector may have greater exposure to adverse economic, regulatory, and other changes affecting the issuers of such securities.

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

9.  INCOME TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at September 30, 2013, were as follows:

	Aggregate Gross	Aggregate Gross		Federal Income
Fund	Appreciation	Depreciation	Net	Tax Cost
Bond Fund	$174,628	$(874,460)	$(699,832)	$31,482,064
Disciplined Equity Fund	3,742,916	(203,719)	3,539,197	22,577,174
Large Cap Value Fund	2,315,448	(132,291)	2,183,157	15,551,464
Small Cap Opportunity Fund	9,724,601	(622,246)	9,102,355	54,583,759

At March 31, 2013, the Fund’s most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other		Total
	Ordinary	Long Term	Accumulated	Unrealized	Accumulated
Fund	Income	Capital Gains	Gains (Losses)	Appreciation	Earnings
Bond Fund	$56,462	$55	$(59,674)	$49,299	$46,142
Disciplined Equity Fund	1,103,376	6,950,010	—	3,385,822	11,439,208
Large Cap Value Fund	15,655	3,062	—	1,376,831	1,395,548
Small Cap Opportunity Fund	1,499,522	2,757,126	—	6,325,729	10,582,377

As of March 31, 2013, the Funds did not have any capital loss carryovers. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended March 31, 2013, the Bond Fund deferred on a tax basis, short-term post-October capital losses of $(3,244). No other Funds plan to defer any late year losses.

The tax character of distributions paid during the six months ended September 30, 2013 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
Bond Fund	$356,635	$—	$356,635
Disciplined Equity Fund	193,832	—	193,832
Large Cap Value Fund	128,682	—	128,682
Small Cap Opportunity Fund	—	—	—

The tax character of distributions paid during the fiscal year ended March 31, 2013 was as follows:

Fund	Ordinary Income	Long Term Capital Gains	Total
Bond Fund	$288,171	$—	$288,171
Disciplined Equity Fund	1,898,216	1,998,556	3,896,772
Large Cap Value Fund	84,564	—	84,564
Small Cap Opportunity Fund	853,718	1,804,416	2,658,134

Great Lakes Funds

Notes to the Financial Statements (Unaudited) – Continued
September 30, 2013

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852 (b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended March 31, 2013.

10.  SUBSEQUENT EVENTS

Effective October 1, the Disciplined Equity Fund’s Sub-Adviser, Advanced Investment Partners, LLC (“AIP”), merged into Great Lakes Advisors, LLC, the Fund’s Adviser. AIP was previously a majority owned subsidiary of the Adviser. At this time, there have been no changes to the Fund’s investment management team and Mr. Jon E. Quigley continues to manage the Fund as an employee of the Adviser.

11.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2013, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Class	Shareholder	Percent of Shares Held
Bond Fund	Investor	First Clearing FBO	91.2%
	Institutional	Lafoba & Co.	73.0%
Disciplined Equity Fund	Investor	First Clearing FBO	99.9%
	Institutional	Lafoba & Co.	54.1%
Large Cap Value Fund	Investor	First Clearing FBO	100.0%
	Institutional	Lafoba & Co.	49.6%
		Wintrust Financial Corp.	34.8%
Small Cap Opportunity Fund	Investor	First Clearing FBO	97.4%
	Institutional	First Clearing FBO	40.7%
		Lafoba & Co.	36.9%

Great Lakes Funds

Additional Information (Unaudited)
September 30, 2013

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
Great Lakes Advisors, LLC
222 South Riverside Plaza, 28th Floor
Chicago, Illinois  60606

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, Wisconsin  53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, Minnesota  55402-4509

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME  04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-855-278-2020.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Managed Portfolio Series

By (Signature and Title)*                    /s/James R. Arnold
James R. Arnold, President

Date     December 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/James R. Arnold
James R. Arnold, President

Date     December 4, 2013

By (Signature and Title)*                    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     December 4, 2013
* Print the name and title of each signing officer under his or her signature.